DEBT (Tables)	12 Months Ended
Dec. 31, 2013
DEBT
Schedule of components of notes payable

Notes payable consists of the following at December 31:

	2013	2012
Notes payable to commercial banks

Four outstanding notes payable as of 12/31/2013 with interest between 3.50% and 4.60%, due in monthly installments between $128,363 and $215,863 plus interest; collateralized by equipment	$14,416,225	$24,553,291

Notes payable to finance companies for insurance

Two outstanding notes payable as of 12/31/2013 with interest between 4.00% and 4.95%, due in monthly installments between $18,831 and $329,823 including interest	501,766	474,586
	$14,917,991	$25,027,877
Less current maturities	(8,434,879)	(10,615,279)
	$6,483,112	$14,412,598

Schedule of annual maturities of notes payable	Aggregate annual maturities of notes payable at December 31, 2013 are as follows:
Year Ending
December 31,

2014	$8,434,879
2015	$4,814,389
2016	$1,540,360
2017	$128,363
2018	$—
$14,917,991